SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-64791)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 37          [X]
and
REGISTRATION STATEMENT (No. 811-4508)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.         [  ]
Fidelity Beacon Street Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 ( x ) on December 20, 1995 pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (  ) on (             ) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before December 30, 1995
SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
CROSS-REFERENCE SHEET
FORM N-1A
ITEM NUMBER

PROSPECTUS   PROSPECTUS SECTION


1              Cover Page

2a             Expenses

  b,c          Contents; The Fund at a Glance; Who May Want to Invest

3a             Financial Highlights

  b            *

  c,d          Performance

4a(i)          Charter

   (ii)        The Fund at a Glance; Investment Principles and Risks

  b            Investment Principles and Risks

  c            Who May Want to Invest; Investment Principles and Risks

5a             Charter

  b(i)         Cover Page; The Fund at a Glance; Charter; Doing Business with Fidelity

  b(ii)        Charter

  b(iii)       Expenses; Breakdown of Expenses

  c            Charter

  d            Charter; Breakdown of Expenses

  e            Cover Page; Charter

  f            Expenses

  g(i)         Charter

  g(ii)        *

5A             Performance

6a(i)          Charter

  a(ii)        How to Buy Shares; How to Sell Shares; Transaction Details; Exchange
               Restrictions

  a(iii)       Charter

  b            *

  c            Transaction Details; Exchange Restrictions

  d            *

  e            Doing Business with Fidelity; How to Buy Shares; How to Sell Shares;
               Investor Services

  f,g          Dividends, Capital Gains, and Taxes

7a             Cover Page; Charter

  b            Expenses; How to Buy Shares; Transaction Details

  c            *

  d            How to Buy Shares

  e            *

  f            Breakdown of Expenses

8              How to Sell Shares; Investor Services; Transaction Details; Exchange
               Restrictions

9              *


*  Not Applicable
PART B   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11            Cover Page

12                Description of the Trust

13a-c             Investment Policies and Limitations

    d             Portfolio Transactions

14a, b            Trustees and Officers

   c              *

15a, b            *

    c             Trustees and Officers

16a(i)            FMR; Portfolio Transactions

    a(ii)         Trustees and Officers

    a(iii), b     Management Contract

    c,d           Contracts with FMR Affiliates

    e             *

    f             Distribution and Service Plan

    g             *

    h             Description of the Trust

    i             Contracts with FMR Affiliates

17a,b,c           Portfolio Transactions

    d,e           *

18a               Description of the Trust

    b             *

19a               Additional Purchase and Redemption Information

    b             Valuation of Portfolio Securities; Additional Purchase and Redemption
                  Information

    c             *

20                Distributions and Taxes

21a               Contracts with FMR Affiliates

    b             Contracts with FMR Affiliates

    c             *

22a               Performance

    b             *

23                Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional    Information (SAI) dated December 20,
1995.     The SAI has been filed with the Securities and Exchange
Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks,
including the possible loss of principal    amount invested    .

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
SNJ-pro-1295

SPARTAN(REGISTERED TRADEMARK)
NEW JERSEY
MUNICIPAL
MONEY MARKET
PORTFOLIO
Spartan New Jersey Municipal Money Market seeks a high level of current income free from federal income tax and the New Jersey Gross Income Tax. It maintains a stable $1.00 share price by investing in high-quality, short-term municipal money market securities.
PROSPECTUS
DECEMBER 20, 1995(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                      THE FUND AT A GLANCE

                               WHO MAY WANT TO INVEST

                               EXPENSES The fund's yearly
                               operating expenses.

                               FINANCIAL HIGHLIGHTS A summary
                               of the fund's financial data.

                               PERFORMANCE How the fund has
                               done over time.

THE FUND IN DETAIL             CHARTER How the fund is
                               organized.

                               INVESTMENT PRINCIPLES AND RISKS
                               The fund's overall approach to
                               investing.

                               BREAKDOWN OF EXPENSES How
                               operating costs are calculated and
                               what they include.

YOUR ACCOUNT                   DOING BUSINESS WITH FIDELITY

                               TYPES OF ACCOUNTS Different
                               ways to set up your account.

                               HOW TO BUY SHARES Opening an
                               account and making additional
                               investments.

                               HOW TO SELL SHARES Taking money
                               out and closing your account.

                               INVESTOR SERVICES  Services to
                               help you manage your account.

SHAREHOLDER AND                DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES               AND TAXES

                               TRANSACTION DETAILS Share price
                               calculations and the timing of
                               purchases and redemptions.

                               EXCHANGE RESTRICTIONS

KEY FACTS


THE FUND AT A GLANCE
GOAL: High current tax-free income for New Jersey residents, while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in high-quality, short-term municipal money market securities whose interest is free from federal income tax and the New Jersey Gross Income Tax.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FTX), a subsidiary of FMR, chooses investments for the fund.
SIZE: As of    October 31    , 1995, the fund had over $   469     million
in assets.
WHO MAY WANT TO INVEST
This non-diversified fund may be appropriate for investors in higher tax brackets who would like to earn federal and New Jersey tax-exempt income at current municipal money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your savings.
The Spartan family of funds is designed for cost-conscious investors looking for higher yields through lower costs. The Spartan Approach(registered trademark) requires investors to make high minimum investments and, in some cases, to pay for individual transactions.







THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking to
maximize return must assume
greater risk. Spartan(registered trademark) New
Jersey Municipal Money
Market is in the MONEY
MARKET category.
(right arrow) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(solid bullet) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly
in stocks.
(checkmark)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy,
sell   ,     or hold shares of a fund. See page         for more
information about these fees.
Maximum sales charge on purchases and
reinvested distributions None
Deferred sales charge on redemptions None
Exchange and wire transaction fees $5.00
Checkwriting fee, per check written $2.00
Account closeout fee $5.00
   Annual account maintenance fee
(for accounts under $2   ,    500) $12.00
THESE FEES ARE WAIVED if your account balance at the time of the transaction is $50,000 or more.
ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. Expenses are factored into the fund's share price or dividends and are not charged directly to shareholder accounts
(   see page )    .
The following are projections based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
Management fee (after           .3   5    %
reimbursement)

12b-1 fee                       None

Other expenses                  .00%

Total fund operating expenses   .3   5    %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period:
      Account    Account
      open       closed

After 1 year     $    4              $    9

After 3 years    $ 1   1             $ 1   6

After 5 years    $    20             $ 2   5

After 10 years   $    44             $ 4   9

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
FMR has voluntarily agreed to temporarily limit the fund's operating
expenses to .3   5    % of its average net assets. If this agreement were
not in effect, the management fee, other expenses, and total operating expenses would be .50%, .00%, and .50%, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
FINANCIAL HIGHLIGHTS
The table that follows is included in the fund's Annual Report and has been audited by Price Waterhouse LLP, independent accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the fund's Statement of Additional Information.
   SELECTED PER-SHARE DATA



   1.Years ended
October 31              1995              1994              1993              1992              1991              1990B

   2.Net asset
value,                  $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000
   beginning of period

   3.Income from
Investment               .036              .024              .021              .032              .047              .029
   Operations
    Net interest income

   4.Less
Distributions             (.036)            (.024)            (.021)            (.032)            (.047)            (.029)
    From net interest income

   5.Net asset value,
end of                   $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000
   period

   6.Total returnC         3.65              2.45              2.17              3.24              4.84              2.92%
                          %                 %                 %                 %                 %

   7.RATIOS AND SUPPLEMENTAL DATA

   8.Net assets, end
of period                 $ 469,83          $ 395,93          $ 313,47          $ 349,21          $ 348,14          $ 210,157
   (000 omitted)          4                 5                 7                 2                 2

   9.Ratio of
expenses to                .31               .28               .44               .29               .11               --
   average net
assets                    %                 %                 %                 %                 %

   10.Ratio of
expenses to                .50               .50               .50               .50               .50               .50%A
   average net assets
before                    %                 %                 %                 %                 %
   expense reductions

   11.Ratio of net
interest                   3.59              2.44              2.15              3.20              4.68              5.90%A
   income to average
net                       %                 %                 %                 %                 %
   assets


   A ANNUALIZED
B MAY 1, 1990 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1990
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of any transaction fees you may have paid. The figures would be lower if fees were taken into account.
The fund's fiscal year runs from November 1 through October 31. The tables below show the fund's performance over past fiscal years compared to a measure of inflation.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods            Pas            Past           Life
ended                     t 1            5              of
   October 31    , 1995   yea            year           fund
                          r              s              A

Spartan NJ                    3.65           3.26           3.50
Muni Money                       %              %              %

Consumer                      2.81           2.86           3.25
Price                            %              %              %B
Index

CUMULATIVE TOTAL RETURNS
Fiscal periods            Pas            Past            Life
ended                     t 1            5               of
   October 31    , 1995   yea            year            fund
                          r              s               A

Spartan NJ                    3.65           17.42           20.85
Muni Money                       %              %               %

Consumer                      2.81           15.13           19.24
Price                            %              %               %B
Index

A FROM MAY 1, 1990
B THE CPI RETURNS BEGIN ON THE MONTH-END CLOSEST TO THE FUND'S START DATE.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gains. A
CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call 1-800-544-8888.
UNDERSTANDING
PERFORMANCE
SEVEN-DAY YIELD illustrates
the income earned by a
money market fund over a
recent seven-day period. TOTAL
RETURN reflects both the
reinvestment of income and
the change in a fund's share
price. Since money market
funds maintain a stable $1.00
share price, current seven-day
yields are the most common
illustration of money market
fund performance.
(checkmark)
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.
THE FUND IN DETAIL


CHARTER
SPARTAN(registered trademark) NEW JERSEY MUNICIPAL MONEY MARKET IS A MUTUAL
FUND: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the fund is currently a non-diversified fund of Fidelity Beacon Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
The fund is managed by FMR, which handles the fund's business affairs. FTX, located in Irving, Texas, has primary responsibility for providing investment management services.
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds in
the world.
(solid bullet) Number of Fidelity mutual
funds: over 210
(solid bullet) Assets in Fidelity mutual
funds: over $   337     billion
(solid bullet) Number of shareholder
accounts: over    22     million
(solid bullet) Number of investment
analysts and portfolio
managers: over 200
(checkmark)
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the fund.
   FMR Corp. is the ultimate parent company of FMR and FTX. Members of the
Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR
Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940
Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is the fund's transfer agent, although it employs FSC to perform these functions for the fund. It is located at 1010 Grand Avenue,
Kansas City, Missouri.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks to earn a high level of current income that is free from federal income tax and the New Jersey Gross Income Tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests so that at least 80% of the fund's income is free from federal income tax. In addition, the fund, as required by New Jersey statute, normally invests so that at least 80% of the aggregate principal amount of its total investments are invested in state tax-free securities.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
   The fund's performance is affected by the economic and political conditions within the state of New Jersey. The state's economy has been sluggish in the last several years. Although there is evidence that the state's economy is improving, a return to the economic boom of the 1980's is unlikely and growth is likely to be slower than in the rest of the nation. Also, New Jersey relies heavily upon federal assistance, receiving more aid than most states.
The fund earns income at current municipal money market rates. It stresses preservation of capital, liquidity, and tax-free income, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
If you are subject to the federal alternative minimum tax, you should note that the fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.
FMR normally invests the fund's assets according to its investment strategy. The fund does not expect to invest in federally taxable obligations, but may invest a portion of its assets in state taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks.
Any restrictions listed supplement those discussed earlier in this section.
A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Current holdings and recent investment strategies are described in the fund's financial reports which are sent to shareholders twice a year.
For a free SAI or financial report, call 1-800-544-8888.
   MONEY MARKET SECURITIES are high-quality, short-term obligations issued by municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may
result    .
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities.
   They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of
municipal securities or the rights of municipal securities holders.     The
fund may own a municipal security directly or through a participation interest.
   CREDIT SUPPORT. Issuers may employ various forms of credit enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
STATE TAX-FREE SECURITIES include municipal obligations issued by the state of New Jersey or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state tax-free securities include obligations of the U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto
Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. Recent legislation revised these incentives, but the government of Puerto Rico anticipates only a slight reduction in the average real growth rates for the economy.
       VARIABLE AND FLOATING RATE SECURITIES    have interest rates that
are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the fund may pay
periodic fees or accept a lower interest rate.    The credit quality of the
investment may be affected by the creditworthiness of the put provider.
    Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by
FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price.
The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date.
The market value of a security could change during this period, which could affect the fund's yield or the market value of the fund's assets.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to these changes, and also to changes in the market value of a single issuer or industry.
RESTRICTIONS: The fund is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities. The fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. The fund may borrow from banks or from other funds advised by
FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraph restates all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.
The fund seeks as high a level of current income, exempt from federal income tax and, to the extent possible, from the New Jersey Gross Income
Tax, as is consistent with the preservation of capital by investing in high-quality, short-term municipal obligations. Under normal conditions, the fund will invest so that at least 80% of its income is exempt from federal income tax. The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations.
Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fund pays the fee at the annual rate of .50% of its average net assets. The total
management fee rate for fiscal 1995, after reimbursement, was    .31    %.
FMR HAS A SUB-ADVISORY AGREEMENT with FTX, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing other management services. FMR pays FTX 50% of its management fee (before expense reimbursements) for these services.
OTHER EXPENSES
FSC performs many transaction and accounting functions for the fund. These services include processing shareholder transactions and calculating the fund's share price. FMR, and not the fund, pays for these services.
To offset shareholder service costs, FMR or its affiliates also collect the fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire
purchases and redemptions, and the $2.00 checkwriting charge.    For fiscal
1995, these fees     amounted to $   2,545    , $   776    , $   500    ,
and $   4,048    , respectively.
The fund has adopted a Distribution and Service Plan. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the fund does not pay FMR any separate fees for this service.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of
America's leading discount brokerage firms, Fidelity Brokerage Services,
Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has
over    80     walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in the fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in the fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in the fund.
The different ways to set up (register) your account with Fidelity are listed below.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the
Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called net asset value (NAV), is calculated every business day. The fund is managed to keep its share price stable at $1.00.
The fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at
4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another
Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $25,000
TO ADD TO AN ACCOUNT  $1,000
Through automatic investment plans $500
MINIMUM BALANCE $10,000
   These minimums may vary for investments through Fidelity Portfolio
Advisory Services. Refer to the product materials for details.












UNDERSTANDING THE
SPARTAN APPROACH(registered trademark)
Fidelity's Spartan Approach is
based on the principle that
lower fund expenses can
increase returns. The Spartan
funds keep expenses low in
two ways. First, higher
investment minimums reduce
the effect of a fund's fixed
costs, many of which are paid
on a per-account basis.
Second, unlike most mutual
funds that include transaction
costs as part of overall fund
expenses, Spartan
shareholders pay directly for
the transactions they make.
(checkmark)

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
                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



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
Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to "Spartan
                      check payable to                              New Jersey Municipal
                      "Spartan New Jersey                           Money Market
                      Municipal Money                               Portfolio." Indicate your
                      Market Portfolio." Mail                       fund account number
                      to the address                                on your check and mail
                      indicated on the                              to the address printed
                      application.                                  on your account
                                                                    statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.

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
In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.

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
Wire (wire_graphic)   (small solid bullet) There may be a $5.00       (small solid bullet) There may be a $5.00
                      fee for each wire                               fee for each wire
                      purchase.                                       purchase.
                      (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify "Spartan New
                      Bank Routing                                    Jersey Municipal
                      #021001033,                                     Money Market
                      Account #00163053.                              Portfolio." and include
                      Specify "Spartan New                            your account number
                      Jersey Municipal                                and your name.
                      Money Market
                      Portfolio." and include
                      your new account
                      number and your
                      name.

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
Automatically (automatic_graphic)            (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                                   Account Builder. Sign
                                                                                   up for this service
                                                                                   when opening your
                                                                                   account, or call
                                                                                   1-800-544-6666 to add
                                                                                   it.

(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted.
Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $10,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last
30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a
Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table at right.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


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IF YOUR ACCOUNT BALANCE IS LESS THAN $50,000, THERE ARE FEES FOR INDIVIDUAL REDEMPTION
TRANSACTIONS: $2.00 FOR EACH CHECK YOU WRITE AND $5.00 FOR EACH EXCHANGE, BANK WIRE,
AND ACCOUNT CLOSEOUT.

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
Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received by Fidelity
                                                                       before 4 p.m. Eastern time
                                                                       for money to be wired on the
                                                                       next business day.

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
Check (check_graphic)   All account types   (small solid bullet) Minimum check: $1,000.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.

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
(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. There may be a $5.00 fee for each exchange out of the fund, unless you place your transaction on Fidelity's automated exchange services.
Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a
shareholder's exchange privilege may be suspended or revoked, see    page
 .
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers services that let you transfer money into your fund account, or between fund accounts, automatically.
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM      $500

FREQUENCY    Monthly or quarterly

SETTING UP   Complete the
             appropriate section
             on the fund
             application. For
             existing accounts,
             call 1-800-544-6666
             for an application.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND
MINIMUM      $500

FREQUENCY    Every pay period

SETTING UP   Check the
             appropriate box on
             the fund application,
             or call
             1-800-544-6666 for
             an authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM      $500

FREQUENCY    Monthly, bimonthly,
             quarterly, or annually

SETTING UP   To establish, call
             1-800-544-6666 after
             both accounts are
             opened.

SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. The fund offers three options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
3. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
The fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the fund's tax implications. Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. The fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
To the extent the fund's income and capital gains distributions are derived from state tax-free investments, they will be free from the New Jersey Gross Income Tax.
During fiscal 1995,    100    % of the fund's income dividends was free
from federal income tax, and    100    % was free from the New Jersey Gross
Income Tax.    26    % of the fund's income dividends was subject to the
federal alternative minimum tax.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions"
on page    . Purchase orders     may be refused if, in FMR's opinion, they
would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the fund or its transfer agent has incurred.
(small solid bullet) The fund reserves the right to limit all accounts maintained or controlled by any one person to a maximum total balance of $2 million.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
YOU MAY BUY OR SELL SHARES OF THE FUND THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE FEES FOR INDIVIDUAL TRANSACTIONS are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting charge will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires, but it will apply to checkwriting.
   FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $10,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed and the $5.00 account closeout fee will be charged. FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.


This prospectus is printed on recycled paper using soy-based inks. SPARTAN(registered trademark) NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
A FUND OF FIDELITY BEACON STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
   DECEMBER 20, 1995
This Statement is not a prospectus but should be read in conjunction with
the fund's current Prospectus    (dated     December 20, 1995).    Please
retain this document for future reference. The fund's financial statements and financial highlights, included in the Annual Report for the
fiscal year ended    October 31, 1995, are incorporated herein by
reference. To obtain an additional copy of the Prospectus     or the Annual
Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE

Investment Policies and Limitations

Special Considerations Affecting New Jersey

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FTX)
DISTRIBUTOR
Fidelity Distributors Co. (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)
   Fidelity Service Co.     (FSC)
SNJ-ptb-1295
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings; provided that Fidelity Beacon Street Trust may issue additional series of shares in accordance with its Declaration of Trust;
(2) sell securities short, unless it owns, or by virtue of ownership of other securities, has the right to obtain at no added cost, securities equivalent in kind and amount to the securities sold short;
(3) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if, as a result, more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling marketable securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the fund from purchasing interests in pools of real estate mortgage loans);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements).
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
For purposes of limitations (6) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" below.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term
borrowings. In accordance with exemptive orders issued by the    Securities
and Exchange Commission (SEC), the Board of Trustees has established and
periodically reviews procedures applic    able to transactions involving
affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS.    Under normal conditions    , the fund
does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should the fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its
agencies or instrumentalities and    repurchase agreements backed by such
obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the New Jersey legislature that would affect the state tax treatment of the fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objective and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
FMR may determine some restricted securities and municipal lease obligations to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INTERFUND BORROWING PROGRAM.    Pursuant to an exemptive orde    r issued
by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but will participate in the interfund borrowing program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and a fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
       MARKET DISRUPTION RISK.    The value of municipal securities may be
affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
    MUNICIPAL SECTOR:
TRANSPORTATION Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
MUNICIPAL LEASES    and participation interests therein may take the form
of a lease, an installment purchase, or a conditional     sale contract and
are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
       PUT FEATURES    entitle the holder to sell a security back to the
issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
   High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund
from risk that the    original seller will not fulfill its obligation, the
securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the
accrued incremental amount. While it does not presently appear     possible
to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the fund anticipates holding restricted securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
   SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL    CONSIDERATIONS     AFFECTING NEW JERSEY
   The following highlights only some of the more significant financial trends and problems affecting New Jersey, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of New Jersey, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
Effective January 1, 1994, the State's personal income tax rates were cut by 5% for all taxpayers. Effective January 1, 1995, the State's personal income tax rates were cut by an additional 10% for most taxpayers. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been further reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending upon a taxpayer's level of income and filing status, 30%, 15% or 9% lower than 1993 rates. At this time the effect of the tax reduction cannot be evaluated.
The State's 1996 Fiscal Year budget became law on June 30, 1995. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections for Fiscal Year 1996 being more or less than forecasted. The State is bound, however, by the constitutional requirement that no appropriations law may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same Fiscal Year, exceeds the total amount of anticipated revenues available for such Fiscal Year as certified by the Governor.
The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. After enjoying an extraordinary boom during the mid-1980s, New Jersey, as well as the rest of the Northeast, slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession, construction activity had already been declining in New Jersey for nearly two years. As the rapid acceleration of real estate prices forced many would-be homeowners out of the market and high non-residential vacancy rates reduced new commitments for offices and commercial facilities, construction employment began to decline; also growth had tapered off markedly in the service sectors and the long-term downtrend of factory employment had accelerated partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an
employment downturn in such previously    growing sectors as wholesale
trade, retail trade, finance, utilities, trucking and warehousing. Reflecting the economic downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.4% during 1992 (according to U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research). Since then, the unemployment rate fell to 6.9% during the first quarter of 1995.
In the first half of 1994, relative to the same period a year ago, robust job growth took place in services (3.5%) and construction (5.7%), more moderate growth took place in trade (1.9%), transportation and utilities (1.2%) and finance/insurance/real estate (1.4%), while manufacturing and government declined (by 1.5% and 0.1%, respectively). The net result was a 1.6% increase in average employment during the first nine months of 1994 compared to the first nine months of 1993.
Evidence of the State's improving economy can be found in increased home building, and other areas of construction activity, rising consumer spending for new cars and light trucks and the decline in the unemployment rate. One of the major reasons for cautious optimism is found in the construction industry. Total construction contracts awarded in New Jersey have turned around, rising by 1.8% in the first two months of 1995 compared with 1994. By far, the largest boost came from residential construction awards which increased by 32.8% in 1995 compared with 1994. In addition, nonresidential building construction awards have turned around, posting a 2.3% gain from 1994. Nonbuilding construction awards increased approximately 12% in the first two months of 1995 compared with the same period in 1994. In addition to increases in construction contract awards, another reason for cautious optimism is rising new light truck registrations. New passenger car registrations issued during 1994 were virtually unchanged from a year earlier. However, registrations of new light trucks and vans (up to 10,000 lbs.) advanced strongly in 1994. Retail sales for 1994 were up 7.5% compared to 1993. Retailers, such as those selling appliances and home furnishings, should benefit from increased residential construction. Car, light truck and van dealers should also benefit from the high (eight years) average age of autos on the road. Prospects for New Jersey are favorable, although a return to the pace of the 1980s is highly unlikely. Although growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service sectors.
There is a Constitutional provision that requires the State to maintain a balanced budget. The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 1996" refers to the State's fiscal year beginning July 1, 1995 and ending June 30, 1996. The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The appropriation acts enacted by the Legislature and approved by the Governor provide the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for Fiscal Year 1991 was $1.4 million, Fiscal Year 1992 was $760.8 million, and for Fiscal Year 1993 was $937 million. For Fiscal Year 1994 the balance in the undesignated General Fund is estimated to be $926 million, and for Fiscal Year 1995, the balance in the undesignated General Fund is estimated to be $563 million. $496.6 million is provided in the fiscal 1996 Appropriations Act as the State's contributions to public retirement plans. Between July 1, 1993 and July 1, 1994, independent actuaries reported that the market value of all assets of the retirement funds was $37.0 billion compared to a $37.4 billion accrued liability, representing a funding level of 98.9%, determined in accordance with the principles of the Financial Accounting Standards Board. The present value of projected benefits, determined in accordance with the principles of the Government Accounting Standards Board, of the funds in $44.1 billion, representing a funding level for projected benefits of 83.7%.
According to recently published statistics, New Jersey is among those states which receive the highest amount of federal aid. Federal aid received in the General Fund and Special Transportation fund amounted to $4.38 billion for the Fiscal Year ended June 30, 1993 and $4.20 billion for the Fiscal Year ended June 30, 1994, is projected to be $5.44 billion for the Fiscal Year ending June 30, 1995 and $5.84 billion for the fiscal year ending June 30, 1996. The largest portion of federal aid is made up of entitlements, whereby the State is reimbursed for expenditures up to a certain percentage of total cost. Whether federal aid is received under a formula, an entitlement, or a categorical grant program, the actual expenditure of funds may be either at the State level, the local level, or some other level, such as a non-profit agency.
The State finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. No general obligation debt can be issued by the State without prior voter approval, except that no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding debt of the State, so long as such law requires that the refinancing provide a debt service savings.
In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. This amount represents 1.3% of the total Fiscal Year 1996 budget. In Fiscal Year 1996, the amount is $217.1 million. $196.6 million is for transportation projects.
The aggregate outstanding general obligation bonded indebtedness of the State as of June 30, 1994 was $3.650 billion. For fiscal Year 1996, $466.3 million has been appropriated for principal and interest payments for general obligation bonds.
The State has extensive control over school districts, cities, counties and local financing authorities. State laws impose specific limitations on local appropriations, with exemptions subject to state approval. The State shares the proceeds of a number of taxes, with funds going primarily for local education programs, homestead rebates, medicaid and welfare programs. Certain bonds are issued by localities, but supported by direct state payments. In addition, the State participates in local wastewater treatment programs.
At any given time, there are various numbers of claims and cases pending against the State. State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 ET. SEQ. In addition, at any given time there are various contract claims against the State and State agencies seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims. Moreover, New Jersey is involved in a number of other lawsuits in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure. Such cases include challenges to its system of educational funding, the methods by which the State Department of Human Services shares with county governments, the maintenance recoveries and costs for residents in State psychiatric hospitals, and residential facilities for the developmentally disabled, a suit alleging that unreasonably low Medicaid payment rates have been implemented for long-term care facilities in New Jersey, a suit seeking return of moneys paid by various counties for maintenance of Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, a suit challenging the imposition of premium tax surcharges on insurers doing business in New Jersey, and assessments upon property and casualty liability insurers pursuant to the Fair Automobile Insurance Reform Act, and suits seeking return of moneys paid by various hospitals pursuant to the Health Care Cost Reduction Act of 1991. NEW JERSEY EDUCATION ASSOCIATION ET AL. V. STATE OF NEW JERSEY ET AL. represents a challenge to amendments to the pension laws enacted on Jun 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund (TPAF), the Public Employee's Retirement System
(PERS), and Police and Fireman's Retirement System (PFRS), the State Police Retirement System (SPRS) and the Judicial Retirement System (JRS). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of the State's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin the State from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against the State would have a significant impact upon the fiscal year 1996 budget. The State has filed a motion of dismiss and a motion for summary judgment. The STate intends to vigorously defend this action.
Bond Ratings - Currently, the State's general obligation bonds are rated AA+ by Standard & Poor's Corporation, Aa1 by Moody's Investors Service, Inc. and AA+ by Fitch Investors Service, Inc.
SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico and its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1993 trade with the United States accounted for approximately 86% of Puerto Rico's exports and approximately 69% of its imports. In this regard, in fiscal 1993 Puerto Rico experienced a $2.5 billion positive adjusted merchandise trade balance. Since fiscal 1987, personal income, both aggregate and per capita, has increased consistently each year. In fiscal 1993 aggregate personal income was $24.1 billion and personal per capita income was $6,760. Gross domestic product in fiscal 1991, 1992, and 1993 was $22.8 billion, $23.5 billion, and $25 billion, respectively. For fiscal 1994, an increase in gross domestic product of 2.9% over fiscal 1993 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar and the price stability of oil imports and interest rates. Due to these factors, there is no assurance that the economy of Puerto Rico will continue to grow.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1989 through fiscal 1993. While trends in the Puerto Rico economy generally follow those of the United States, Puerto Rico did not experience a recession primarily because of its strong manufacturing base, which has a large component of non-cyclical industries. Other factors behind the continued expansion included Commonwealth-sponsored economic development programs, stable prices of oil imports, low exchange rates for the U.S. dollar, and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the U.S. average and has been increasing in recent years. Despite long-term improvements the unemployment rate rose from 16.5% to 17.5% from fiscal 1992 to fiscal 1993. However, by the end of January 1994, the unemployment rate had dropped to 16.3%.
The economy of Puerto Rico has undergone a transformation in the later half of this century from one centered around agriculture to one dominated by the manufacturing and service industries. Manufacturing is the cornerstone of Puerto Rico's economy, accounting for $14.1 billion or 39.4% of gross domestic product in fiscal 1993. However, manufacturing has experienced a basic change over the years as a result of the influx of higher wages, high technology industries such as the pharmaceutical industry, electronics, computers, micro processors, scientific instruments, and high technology machinery. The service sector, which employs the largest number of people, includes wholesale and retail trade, finance, and real estate, and ranks second in its contribution to gross domestic product. In fiscal 1993, the service sector generated $14.0 billion in gross domestic product or 39.1% of the total and employed over 467,000 workers providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in Puerto Rico's economy. In fiscal year 1993, the government accounted for $3.9 billion of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.6 billion of gross domestic product in fiscal 1993.
The present administration, which took office in January 1993, envisions major economic reforms and has developed a new economic development program to be implemented in the next few years. This program is based on the premise that the private sector will be the primary vehicle for economic development and growth. The program promotes changing the role of the government from one of being a provider of most basic services to one of being a facilitator for private sector initiatives and will encourage private sector investment by reducing regulatory restraints. The program contemplates the development of initiatives that will foster private investment, both external and internal, in areas that are served more efficiently and effectively by the private sector. The program also contemplates a general revision of the tax system to expand the tax base, reduce top personal and corporate tax rates, and simplify a highly complex system. Other important goals for the new program are to reduce the size of the government's direct contribution to gross domestic product and, to facilitate private sector development and growth which would be realized through a reduction in government consumption and an increase in government investment in order to improve and expand Puerto Rico's infrastructure. Much of the development of the manufacturing sector of the economy of Puerto Rico is attributable to federal and Commonwealth tax incentives, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program.
Section 936 currently grants U.S. corporations that meet certain criteria and elect its application, a credit against their U.S. corporate income tax on the portion of the tax attributable to (i) income derived from the active conduct of a trade or business in Puerto Rico ("active income"), or from the sale or exchange of substantially all the assets used in the active conduct of such trade or business, and (ii) qualified possession sources investment income ("passive income"). The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes.
Pursuant to recently enacted amendments to the Internal Revenue Code (the "Code"), and for taxable years commencing after 1993, two alternative limitations will apply to the Section 936 credit against active business income and sale of assets as previously described. The first option will limit the credit against such income to 40% of the credit allowed under current law, with a five-year phase-in period starting at 60% of the current credit. The second option will limit the allowable credit to the sum of (i) 60% of qualified compensation paid to employees (as defined in the Code); (ii) a specified percentage of depreciation deductions; and
(iii) a portion of the Puerto Rico income taxes paid by the Section 936 corporation, up to a 9% effective tax rate.
At present, it is difficult to forecast what the short- and long-term effects of the new limitations to the Section 936 credit will be on the economy of Puerto Rico. However, preliminary econometric studies by the government of Puerto Rico and private sector economists (assuming no enhancements to the existing Industrial Incentives Program) project only a slight reduction in average real growth rates for the economy of Puerto Rico. These studies also show that particular industry groups will be affected differently. For example, manufacturers of pharmaceuticals and beverages may suffer a larger reduction in tax benefits due to their relatively higher profit margins. In addition, the above limitations are not expected to reduce the tax credit currently enjoyed by labor-intensive, lower profit margin industries, which represent approximately 40% of the total employment by Section 936 corporations in Puerto Rico.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the funds by FMR pursuant to authority contained in the fund's management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contract"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For fiscal 199   5    , 1994, and 1993, the fund paid no brokerage
commissions
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
The fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Valuing the fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the Investment Company Act of 1940. The fund must adhere to certain conditions under Rule 2a-7.
The Board of Trustees of the trust oversees FMR's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. During periods of declining interest rates, the fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the fund would be able to obtain a somewhat higher yield than would result if the fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and state income tax laws for 1995. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.0% to 7.0%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1995.
   1995 TAX RATES

                                     Marginal Federal                Combined New Jersey

         Taxable Income*             Income Tax         New Jersey   and Federal Effective


Single Return   Joint Return       Bracket   Marginal Rate   Tax Bracket **


    $ 23,351 - $ 35,000        $ 3   9    ,00   1     - $ 50,000    28%    2.   125    %           29.   53    %

   --                          $ 50,001 - $ 70,000                  28%       2    .   975    %    30.   14    %



 $ 35,001 - $ 40,000                  $ 70,001 - $ 80,000                   28%    4.   2    50%    31.   06    %

 $ 40,001 - $ 5   6    ,   550        $ 80,001 - $ 9   4    ,   2    50     28%    6.   013    %    32.   33    %

 $ 5   6    ,   551     - $ 75,000    $ 94,251 - $ 14   3    ,   6    00    31%    6.   013    %    3   5    .   15    %



 $ 75,00   1     - $ 11   7    ,   950          --    31%    6.   580    %    35.   54    %



    --    $ 14   3    ,   6    01 -$ 150,000    36%    6.   013    %    39.   85    %





  $ 11   7,951 - $256    ,   500             $ 150,001 -$ 25   6    ,   5    00    36%      6.   580    %    40.   21    %

 $ 25   6,501 & above                        $ 256    ,   5    01 & above       39.6%    6.   580    %    43.   57    %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1995 is:



      29.   53%   30.14%   31.06%   32.33    %   3   5.15    %   35.5   4    %   39.   85    %   40.   21    %   43.   57    %



   To match these
       Your taxable investment would have to earn the following yield:
   tax-free rates:





2.0%    2.8   4%    2.86%    2.90%    2.96%    3.08    %    3.1   0    %    3.33%                  3.35%           3.5   4    %

3.0%    4.2   6%    4.29%    4.35%    4.43%    4.63%        4.6

   5    %       4    .   99    %    5.02%              5    .32%

4.0%    5.6   8%    5.73%    5.80%    5.91%    6.17    %    6.21%           6.6   5    %           6.   69    %    7.09%

5.0%    7.1   0%    7.16%    7.25%    7.39%    7.71    %    7.76%           8.3   1    %           8.3   6    %    8.8   6    %

6.0%    8.5   1%    8.59%    8.70%    8.87%    9.25    %    9.3   1    %    9.9   8    %          10.04%          10.6   3    %

7.0%    9.9   3%   10.02%   10.15%   10.34%   10.79    %   10.8   6    %   11.6   4    %          11.7   1    %   12.   40    %


The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a
compounded basis in    ten years. While average annual total returns are a
convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent
averaged     figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration, and may omit or include the effect of the $5.00 account closeout fee.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day yields,
tax-equivalent yields, and total returns for the    period ended
    October 31,    1995. Total return figures include the effect of the
$5.00 account closeout fee based on an average sized     account.
The tax-equivalent yield is based on a combined effective federal and state
income tax rate of 40.21% and reflects that, as of October 31,    1995,
none of the fund's income was subject to state taxes. Note that the fund
may invest in securities whose income is     subject to the federal
alternative minimum tax.

                  Average Annual Total Returns               Cumulative Total Returns



                Seven-Day       Tax-            One      Five     Life of   One      Five      Life of
                Yield           Equivalent      Year     Years    Fund*     Year     Years     Fund*
                                Yield



Spartan New         3.55    %       5.94    %    3.64%    3.26%    3.50%     3.64%    17.42%    20.84%
Jersey Money
Market


* From May 1, 1990 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods,
the fund's yield would have been    3.37%     and total returns would have
been lower.
The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since the fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the fund. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of paying brokerage commissions or other costs of investing.
During the period from May 1, 1990 (commenceme   nt of ope    rations) to
October 31, 1995, a hypothetical $10,000 investment in Spartan New Jersey
Municipal Money Market would have grown to $   12,085,     assuming all
distributions were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.

SPARTAN(registered trademark) NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO                           INDICES



Year ended    Value of     Value of        Value of        Total             S&P 500          DJIA       Cost of
October 31    Initial      Reinvested      Reinvested      Value                                         Living**
              $10,000      Dividend        Capital Gain
              Investment   Distributions   Distributions







1990*         $ 10,000     $ 292           $ 0             $ 10,292          $ 9   ,    362   $ 9,375    $    10,357

1991          $ 10,000     $ 790           $ 0             $ 10   ,    790   $ 12,499         $ 12,195   $    10,659

1992          $ 10,000     $ 1,140         $ 0             $ 11,140          $ 13,745         $ 13,201   $    11,001

1993          $ 10,000     $ 1,381         $ 0             $ 11,381          $ 15,800         $ 15,504   $    11,303

1994          $ 10,000     $ 1,659         $ 0             $ 11,659          $ 16,411         $ 16,916   $    11,598

1995          $ 10,000     $ 2,085         $ 0             $ 12,085          $ 29,750         $ 21,106   $    11,924


* From May 1, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on May 1, 1990, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends for the period covered (their cash value at the time
they were reinvested), amounted to    $12,085.     If distributions had not
been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments (dividends) for the period would
have amounted to    $1,897.     The fund did not distribute any capital
gains during the period. Tax consequences of different investments have not been factored into the above figures. The figures in the table do not reflect the effect of the fund's $5.00 account closeout fee.
PERFORMANCE COMPARISONS.    T    he fund's performance may be compared to
the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Tax-Free, which is reported in the MONEY FUND REPORT(registered trademark),
covers over    393     tax-free money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing;
brokerage products and services;    model portfolios or allocations    ;
saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.
The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of October 31, 199   5,     FMR advised over $   26.5     billion in
tax-free fund assets, $   80     billion in money market fund assets,
$   224     billion in equity fund assets,    $51 billion in international
fund assets, and $23     billion in Spartan fund assets. The fund may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading.
The NYSE has designated the following holiday closings for 199   6    : New
Year's Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the
future, the NYSE may modify its holiday schedule at any time.    In
addition, the fund will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed , the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that the fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
The fund purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structure securities, opinions of counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the fund's policies of investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of the fund's policy of investing so that at least 80% of its income is free from federal income tax. The fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
NEW JERSEY TAX CONSEQUENCES. In order to pass through tax-exempt interest
and dividends for New Jersey Gross Income Tax purposes,    among     other
requirements at the close of each quarter of the tax year, the fund must have not less than 80% of the aggregate principal amount of the fund's investments (excluding financial options, futures, forward contracts and similar financial instruments relating to interest-bearing obligations) invested in obligations issued by New Jersey or New Jersey local government entities or certain other federal and New Jersey tax-exempt obligations of qualifying issuers (the "80% Test"). In the event the fund does not meet the 80% Test, distributions by the fund will be taxable to shareholders for New Jersey Gross Income Tax purposes. Interest on indebtedness incurred or continued to purchase or carry fund shares is not deductible either for New
Jersey Gross Income Tax purposes    or federal income tax purposes to the
extent attributable to exempt-interest dividends.
With regard to corporate shareholders subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax, an investment in or distributions from investment interest and capital gains of the fund, including exempt-interest dividends, will be included in the calculation of the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. The fund does not anticipate distributing long-term capital gains.
As of October 31, 1995, the fund had a capital loss carryforward
aggregating approximately $   40,000    . This loss carryforward, of which
$   24,000     and $   16,000    , will expire on October 31,    2001 and
2003    , respectively, is available to offset future capital gains.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
The fund is treated as a separate entity from the other funds of Fidelity Beacon Street Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in
1972.    The voting common stock of FMR Corp. is divided into two classes.
Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Beacon Street Trust prior to the fund's conversion from a series of a Massachusetts business trust served in identical capacities. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
   *EDWARD C. JOHNSON 3d (65), Trustee and President, is Chairman, Chief
Executive Officer and a Director of FMR Corp.; a     Director and Chairman
of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*   J. GARY BURKHEAD (54), Trustee and Senior Vice President, is President
of FMR; and President and a Director of FMR Texas     Inc., Fidelity
Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
   RALPH F. COX (63), Trustee (1991), is a consultant to Western Mining
Corporation (1994). Prior to February 1994, he was Pres    ident of
Greenhill Petroleum Corporation (petroleum exploration and production,
1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
   PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice Pres    ident of Corporate
Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to
September 1986, Mr. Flynn was Vice Chairman and a Director     of the
Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
   E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984,
Mr. Jones was Chairman and Chief Executive Officer of     LTV Steel
Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
   DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a     financial
consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
   *PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of
FMR (1992). Prior to May 31, 1990, he was a Director of     FMR and
Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (   66), T    rustee, is Chairman of G.M. Management
Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE    (70    ), Trustee. Prior to his retirement in 1985, Mr.
Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN    (62)    , Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS    (67    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR. (   56),     Vice President, is Vice President of
Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
ARTHUR S. LORING    (48)    , Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER    (48),     Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
THOMAS D. MAHER    (50),     Assistant Vice President (1990), is Assistant
Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO    (49),     Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH    (49),     Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance of Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).
   The following table sets forth information describing the compensation of each current Trustee of the fund for his or her services as trustee for the fiscal year ended October 31, 1995.
      COMPENSATION TABLE


Trustees                  Aggregate       Pension or           Estimated Annual    Total
                          Compensation    Retirement           Benefits Upon       Compensation
                          from            Benefits Accrued     Retirement from     from the Fund
                          the Fund        as Part of Fund      the Fund Complex*   Complex*
                                          Expenses from the
                                          Fund Complex*

J. Gary Burkhead **       $ 0             $ 0                  $ 0                 $ 0

Ralph F. Cox               189             5,200                52,000              125,000

Phyllis Burke Davis        182             5,200                52,000              122,000

Richard J. Flynn           238             0                    52,000              154,500

Edward C. Johnson 3d **    0               0                    0                   0

E. Bradley Jones           189             5,200                49,400              123,500

Donald J. Kirk             191             5,200                52,000              125,000

Peter S. Lynch **          0               0                    0                   0

Gerald C. McDonough        189             5,200                52,000              125,000

Edward H. Malone           189             5,200                44,200              128,000

Marvin L. Mann             189             5,200                52,000              125,000

Thomas R. Williams         186             5,200                52,000              126,500


   * Information is as of December 31, 1994 for 206 funds in the complex. ** Interested trustees of the fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the "Plan"). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee. The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities without shareholder approval.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
On October 31, 1995 the Trustees and officers of the fund owned, in the
aggregate, less than    1    % of the fund's total outstanding shares.
MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and state
laws; developing management and shareholder services for    the fund; and
furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
FMR is responsible for the payment of all expenses of the fund with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing proxy materials to
shareholders; legal expenses,    and the fees of the custodian, auditor and
non-interested Trustees; costs of typesetting, printing, and mailing
prospectuses and     statements of additional information, notices and
reports to shareholders; the fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of the fund with the following exceptions: fees and expenses of all Trustees of the trust who are not "interested persons" of the trust or FMR (the non-interested Trustees); interest on borrowings; taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
   FMR is the fund's manager pursuant to a management contract dated December 30, 1991,which was approved by shareholders on October 23, 1991. Besides reflecting the Trust's redomiciling, the current contract is identical to the fund's prior management contract with FMR which was approved by shareholders on September 19, 1990. The management fee paid to FMR is reduced by an amount equal to the fees and expenses of the non-interested Trustees.
For the services of FMR under the contract, the fund pays FMR a monthly management fee at the annual rate of .50% of the average net assets of the fund throughout the month.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and yield and repayment of
the reimbursement by the fund will lower its total returns and yield.    If
this reimbursement had not been in effect, for the fiscal years ended October 31, 1995, 1994, and 1993, FMR would have received fees amounting to $2,216,748, $1,820,307, and $1,643,321, respectively, which would have been
equivalent to .50%, .50%, and .50%     of average net assets of the fund
(after reduction for compensation to the non-interested Trustees). The following tables further outline expense limitations (as a percentage of average net assets) and state both the amount of the management fees and
the amount reimbursed for the fiscal years 199   5    , 1994, and 1993.
From                      To                         Expense Limitation

   December 1, 1995       --                            .35%

July 1, 1995                 November 30, 1995       .32%

August 1, 1994            June    30    , 1995       .30%

December 1, 1993          July 31, 1994              .25%

August 1, 1993            November 30, 1993          .50%

June 1, 1993              July 31, 1993              .45%

February 1, 1993          May 31, 1993               .42%

October 1, 1992           January 31, 1993           .40%

August 1, 1992            September 30, 1992         .35%

March 1, 1992             July 31, 1992              .30%

February 1, 1992          February 29, 1992          .25%

November 1, 1991          January 31, 1992           .20%

June 1, 1991              October 31, 1991           .15%

March 1, 1991             May 31, 1991               .10%

December 1, 1990          February 28, 1991          .05%

May 1, 1990               November 30, 1990          .00%

Fiscal Period   Management Fee         Amount of
                Before Reimbursement   Reimbursement

1995            $   2,216,748          $   855,981

1994            $1,820,307             $796,773

1993            $1,643,321             $201,279

To defray shareholder service costs, FMR or its affiliates also collect the fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and $2.00 checkwriting charge. Shareholder transaction fees and charges collected by FMR are indicated in the table
   on the next page    .

Period Ended   Exchange Fees   Account Closeout    Wire Fees   Checkwriting Charges
October 31                     Fees

1995           $   2,545       $    776            $500         $4,048

1994           $3,035          $ 962               $561         $3,612

1993           $7,250          $1,092              $985        $6,329


Under the sub-advisory agreement, dated December 30, 1991, which was approved by shareholders on October 23, 1991, FMR pays FTX fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FTX are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
On    behalf of Spartan New Jersey Municipal Money Market, for fiscal 1995,
1994, and 1993, FMR paid FTX fees of $1,108,374,     $910   ,    154 and
$821,661, respectively.
DISTRIBUTION AND SERVICE PLAN
   The Trustees have approved a Distribution and Service Plan on behalf of
the fund (the Plan) pursuant to Rule 12b-1 under the     Investment Company
Act of 1940 (the Rule). The Rule provides in substance that a mutual fund
may not engage directly or indirectly in    financing any activity that is
primarily intended to result in the sale of shares of a fund except
pursuant to a plan approved on behalf of     the fund under the Rule. The
Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay
promotional and adminis   trative expenses in connection with the offer and
sale of shares of the fund. In addition, the Plan provides that FMR may use
its resources, including its management     fee revenues, to make payments
to third parties that assist in selling shares of the fund, or to third parties, including banks, that render shareholder support services.
The Trustees have not authorized such payments to date.
   Prior to approving the Plan, the Trustees carefully considered all
pertinent factors relating to the implementation of the Plan, and     have
determined that there is a reasonable likelihood that the Plan will benefit the the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to
FMR under its management contract with the    fund. To the extent that the
Plan gives FMR and FDC greater flexibility in connection with the
distribution of shares of the fund, additional sales     of fund shares may
result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The fund's Plan was approved by shareholders, in connection with a reorganization transaction on October 23, 1991, pursuant to an Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
   CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is the fund's custodian and transfer agent. UMB has entered into a sub-contract with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for the fund. Under this arrangement, FSC receives annual account fees and asset-based fees for each retail account and certain institutional accounts based on account size. In addition, the fees for retail accounts are subject to increase based on postal rate changes. With respect to certain institutional retirement accounts, FSC receives asset-based fees only. With respect to certain other institutional retirement accounts, FSC receives annual account fees and asset based fees based on fund type. FSC also collects small account fees from certain accounts with balances of less than $2,500. UMB has an additional sub-contract with FSC, pursuant to which FSC performs the calculations necessary to determine the fund's net asset value per share and dividends and maintains the fund's accounting records. Under this arrangement, FSC receives a fee based on the fund's average net assets. UMB is entitled to reimbursement from FMR for fees paid to FSC since FMR must bear these costs pursuant to its management contract with the fund.
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
   TRUST ORGANIZATION.     Spartan(registered trademark) New Jersey
Municipal Money Market Portfolio is a fund of Fidelity Beacon Street Trust, an open-end management investment company originally organized as a Massachusetts business trust on June 19, 1979. On April 19, 1990, the trust's name was changed from Fidelity Tax-Exempt Money Market Trust to Fidelity Beacon Street Trust. On December 30, 1991, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on October 23, 1991. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Beacon Street Trust II, succeeded to the name Fidelity Beacon Street Trust on December 30, 1991. Currently, there are 2 funds of the trust: Fidelity Tax-Exempt Money Market Trust and Spartan New Jersey Municipal Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying names "Fidelity" or "Spartan" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
   SHAREHOLDER AND TRUSTEE LIABILITY.     The trust is a business trust
organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
   VOTING RIGHTS.     The fund's capital consists of shares of beneficial
interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement.
   CUSTODIAN. UMB Bank, n.a., 1010 Grand avenue, Kansas City MO, is
custodian of the assets of the fund. The custodian is respons    ible for
the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
   AUDITOR.     Price Waterhouse LLP, 2001 Ross Avenue, Suite 180   0    ,
Dallas, Texas   ,     serves as the trust's independent accountant. The
auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   The fund's financial statements and financial highlights for the fiscal
year ended     October 31,    1995 are included in the fund's Annual
Report, which is a separate report supplied with this Statement of Additional Information. The fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the fund. The fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF STATE AND MUNICIPAL NOTES:
Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade (MIG, or VMIG for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important in the short run. Symbols used will be as follows:
MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
   DESCRIPTION OF STANDARD AND POOR'S CORPORATION RATINGS OF STATE AND MUNICIPAL NOTES:
SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest.
   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S MUNICIPAL BOND
RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
   DESCRIPTION OF STANDARD & POOR'S CORPORATION'S MUNICIPAL BOND
RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay principal and interest and repay principal is extremely strong.
   AA     - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt issues only in small degree.
FIDELITY TAX-EXEMPT MONEY MARKET TRUST
CROSS-REFERENCE SHEET
FORM N-1A
ITEM NUMBER

PROSPECTUS   PROSPECTUS SECTION


1              Cover Page

2a             Expenses

  b,c          Contents; The Fund at a Glance; Who May Want to Invest

3a             Financial Highlights

  b            *

  c,d          Performance

4a(i)          Charter

   (ii)        The Fund at a Glance; Investment Principles and Risks

  b            Investment Principles and Risks

  c            Who May Want to Invest; Investment Principles and Risks

5a             Charter

  b(i)         Cover Page; The Fund at a Glance; Charter; Doing Business with Fidelity

  b(ii)        Charter

  b(iii)       Expenses; Breakdown of Expenses

  c            Charter

  d            Charter; Breakdown of Expenses

  e            Cover Page; Charter

  f            Expenses

  g(i)         Charter

  g(ii)        *

5A             Performance

6a(i)          Charter

  a(ii)        How to Buy Shares; How to Sell Shares; Transaction Details; Exchange
               Restrictions

  a(iii)       Charter

  b            *

  c            Transaction Details; Exchange Restrictions

  d            *

  e            Doing Business with Fidelity; How to Buy Shares; How to Sell Shares;
               Investor Services

  f,g          Dividends, Capital Gains, and Taxes

7a             Cover Page; Charter

  b            Expenses; How to Buy Shares; Transaction Details

  c            *

  d            How to Buy Shares

  e            *

  f            Breakdown of Expenses

8              How to Sell Shares; Investor Services; Transaction Details; Exchange
               Restrictions

9              *


*  Not Applicable
PART B   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11            Cover Page

12                Description of the Trust

13a-c             Investment Policies and Limitations

    d             Portfolio Transactions

14a, b            Trustees and Officers

   c              *

15a, b            *

    c             Trustees and Officers

16a(i)            FMR; Portfolio Transactions

    a(ii)         Trustees and Officers

    a(iii), b     Management Contract

    c,d           Contracts with FMR Affiliates

    e             *

    f             Distribution and Service Plan

    g             *

    h             Description of the Trust

    i             Contracts with FMR Affiliates

17a,b,c           Portfolio Transactions

    d,e           *

18a               Description of the Trust

    b             *

19a               Additional Purchase and Redemption Information

    b             Valuation of Portfolio Securities; Additional Purchase and Redemption
                  Information

    c             *

20                Distributions and Taxes

21a               Contracts with FMR Affiliates

    b             Contracts with FMR Affiliates

    c             *

22a               Performance

    b             *

23                Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional    Information (SAI) dated December 20,
1995.     The SAI has been filed with the Securities and Exchange
Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks,
including possible loss of principal    amount invested    .

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
       TEM-pro-1295
Tax-Exempt Money Market seeks a high level of current income free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal money market securities. FIDELITY
TAX-EXEMPT
MONEY MARKET
TRUST
PROSPECTUS
DECEMBER 20, 1995(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           EXPENSES The fund's yearly
                           operating expenses.

                           FINANCIAL HIGHLIGHTS A summary
                           of the fund's financial data.

                           PERFORMANCE How the fund has
                           done over time.

THE FUND IN DETAIL         CHARTER How the fund is
                           organized.

                           INVESTMENT PRINCIPLES AND RISKS
                           The fund's overall approach to
                           investing.

                           BREAKDOWN OF EXPENSES How
                           operating costs are calculated and
                           what they include.

YOUR ACCOUNT               DOING BUSINESS WITH FIDELITY

                           TYPES OF ACCOUNTS Different
                           ways to set up your account.

                           HOW TO BUY SHARES Opening an
                           account and making additional
                           investments.

                           HOW TO SELL SHARES Taking money
                           out and closing your account.

                           INVESTOR SERVICES  Services to
                           help you manage your account.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS, AND
ACCOUNT POLICIES           TAXES

                           TRANSACTION DETAILS Share price
                           calculations and the timing of
                           purchases and redemptions.

                           EXCHANGE RESTRICTIONS

   KEY FACTS


THE FUND AT A GLANCE
GOAL: Income free from federal income tax while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term municipal money market securities of all types.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FTX), a subsidiary of FMR, chooses investments for the fund.
   SIZE: As of     October 31   , 1995, the fund had over $3.6 billion in
assets.
WHO MAY WANT TO INVEST
   The fund may be appropriate for investors in higher tax brackets who
would like to earn federal tax-exempt income     at current municipal money
market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
   The fund     does not constitute a balanced investment plan. However,
because it emphasizes stability, it could be well-suited for a portion of
your savings. The fund offers free checkwriting    to give you easy access
to your money.

THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking
to maximize return must
assume greater risk.
Tax-Exempt Money Market is
in the MONEY MARKET
category.
(right arrow) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(solid bullet) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly in
stocks.
(checkmark)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES    are charges you pay when you buy, sell
or hold shares of a fund. See page and pages 16-18 for more information about these fees.
Maximum sales charge on purchases and
reinvested distributions None
Deferred sales charge on redemptions None
Exchange fee None
   Annual account maintenance fee
(for accounts under $2500)     $12.00
ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page ).
The following are projections based on historical expenses, and are calculated as a percentage of average net assets.
Management fee                     .30    %

12b-1 fee                       None

Other expenses                     .20    %

Total fund operating expenses   .   50    %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
   After 1 year            $ 5

   After 3 years           $ 16

   After 5 years           $ 28

   After 10 years          $ 63

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.











UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
FINANCIAL HIGHLIGHTS
The table that follows is included in the fund's Annual Report and has been audited by Price Waterhouse LLP, independent accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the fund's Statement of Additional Information.
SELECTED PER-SHARE DATA


12.Years                          1995      1994      1993      1992      1991      1990      1989      1988      1987      1986

ended October

31


13.Net asset                      $ 1.00    $ 1.000   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

value,                            0                   0         0         0         0         0         0         0         0

beginning of

period


14.Income                          .034      .023      .022      .031      .046      .055      .058      .047      .040      .047

from

Investment

Operations

 Net interest

income


15.Less                            (.034)    (.023)    (.022)    (.031)    (.046)    (.055)    (.058)    (.047)    (.040)    (.047)

Distributions

 From net

interest

 income


16.Net asset                      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

value, end                        0         0         0         0         0         0         0         0         0         0

of period


17.Total return                    3.48%     2.33%     2.23%     3.14%     4.66%     5.63%     5.96%     4.78%     4.12%     4.78%


18.RATIOS AND SUPPLEMENTAL DATA


19.Net assets,                    $ 3,606   $ 3,49    $ 2,93    $ 2,72    $ 2,72    $ 2,82    $ 2,83    $ 3,28    $ 3,83    $ 3,81

end of period                               5         6         5         1         4         0         5         0         7

(In millions)


20.Ratio of                        .50%      .52%      .49%      .48%      .45%      .43%      .44%      .48%      .44%      .42%

expenses to

average net

assets


21.Ratio of                        3.43%     2.31%     2.21%     3.11%     4.55%     5.52%     5.82%     4.61%     4.06%     4.60%

net interest

income to

average net

assets



PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results.
The fund's fiscal year runs from November 1 through October 31. The tables
below show the fund's performance over past fiscal years compared to    a
measure of inflation.
AVERAGE ANNUAL TOTAL RETURNS
   Fiscal periods                   Pas           Past           Past
   ended
                           t 1
          5
             10

       October 31   , 1995          yea           year           year
                                    r             s              s

   Tax-Exempt           3.48           3.16           4.10
                       %              %              %

   Consumer            2.81           2.86           3.52
   Price
             %              %              %
   Index

CUMULATIVE TOTAL RETURNS
   Fiscal periods                   Pas           Past           Past
   ended
                           t 1
          5
             10

       October 31   , 1995          yea           year           year
                                    r             s              s

   Tax-Exempt           3.48           16.85           49.50
                       %              %               %

   Consumer            2.81           15.13           41.40
   Price
             %              %               %
   Index

EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

UNDERSTANDING
PERFORMANCE
SEVEN-DAY YIELD illustrates
the income earned by a
money market fund over a
recent seven-day period.
TOTAL RETURN reflects both the
reinvestment of income and
the change in a fund's share
price. Since money market
funds maintain a stable $1.00
share price, current
seven-day yields are the
most common illustration of
money market fund
performance.
(checkmark)
THE FUND IN DETAIL


CHARTER
TAX-EXEMPT MONEY MARKET IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the fund is currently a diversified fund of Fidelity Beacon Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
   FMR AND ITS AFFILIATES
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds: over    210
(solid bullet) Assets in Fidelity mutual
funds: over $   337     billion
(solid bullet) Number of shareholder
accounts: over    22     million
(solid bullet) Number of investment
analysts and portfolio
managers: over    200
(checkmark)
The fund is managed by FMR, which    handles the fund's business affairs.
FTX, located in Irving, Texas, has primary r    esponsibility for providing
investment management services.
   Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the fund.
   FMR Corp. is the ultimate parent company of FMR and FTX. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is the fund's transfer agent, although it employs FSC to perform these functions for the fund. It is located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks to earn a high level of federally tax-exempt income while maintaining a stable $1.00 share price by investing in high-quality,
short-term municipal securities of all types.        The fund normally
invests so that at least 80% of its income is free from federal income tax. When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
   The fund earns income at current municipal money market rates. It stresses preservation of capital, liquidity, and tax-free income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of
instruments in which the fund may invest,    strategies FMR may employ in
pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information
about the fund's investments are contained     in the fund's SAI. Policies
and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment
objective and policies and     that doing so will help the fund achieve its
goal. Current holdings and recent investment strategies are described in the fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
       MONEY MARKET SECURITIES    are high-quality, short-term obligations
issued by municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
MUNICIPAL SECURITIES are issued to    raise money for a variety of public
or private     purposes, including general financing for state and local
governments, or financing for specific projects or public facilities.
   They may be issued     in anticipation of future revenues and may be
backed by the full taxing power of a municipality,    the revenues from
a     specific project, or the credit of a private organization.    The
value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities
holders.     The fund may own a municipal security directly or through a participation interest.
   CREDIT SUPPORT.     Issuers may employ various forms of credit
enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
   OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
    VARIABLE AND FLOATING RATE SECURITIES    have interest rates that are
periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the fund may pay
periodic fees or accept a lower interest rate.    The credit quality of the
investment may be affected by the creditworthiness of the put provider.
    Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price.
   The sale of some illiquid securities and some other securities may be
subject to     legal restrictions. Difficulty in selling securities may
result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
       WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS    are trading
practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the fund's yield or the market value of the fund's assets.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of total assets, the fund may not invest more than 5% of its total assets in any one issuer. This limitation does not apply to U.S. government securities. The fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraph restates all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.
The fund seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund will normally invest so that at least 80% of its income is free from federal income tax. With respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in any one issuer. The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES, which
are explained    on page .
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .37%, and it drops as total assets under management increase.
For October 1995, the group fee rate was .1492%. The individual fund fee rate is .15%. The total management fee rate for fiscal 1995 was .30%.
   UNDERSTANDING THE

MANAGEMENT FEE
The management fee FMR
receives is designed to be
responsive to changes in
FMR's total assets under
management. Building this
variable into the fee
calculation assures
shareholders that they will
pay a lower rate as FMR's
assets under management
increase.
(checkmark)
FMR HAS A SUB-ADVISORY AGREEMENT with FTX, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing other management services. FMR pays FTX 50% of
its management fee (before expense reimbursements) for these ser   vices.
FMR paid FTX .15% of the fund's average net assets for fiscal 1995.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FSC performs many transaction and accounting functions. These services include processing shareholder transactions, valuing the fund's
investments, and handling securities loans. In    fiscal 1995, FSC received
fees equal to .18% of the fund's average net assets.
The fund also pays other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a Distribution and Service Plan. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the fund does not pay FMR any separate fees for this service.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has
over    80 walk-in Investor Centers across the     country.
TYPES OF ACCOUNTS
You may set up an account directly in the fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in the fund through a brokerage account. You can choose the fund as your core account for your Fidelity Ultra Service Account(registered trademark) or FidelityPlusSM brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in the fund.
The different ways to set up (register) your account with Fidelity are listed below.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called net asset value (NAV), is calculated every business day. The fund is managed to keep its share price stable at $1.00. The fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your
investment is received and accepted.        Share price is normally
calculated at 12:00 noon and         4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $5,000
TO ADD TO AN ACCOUNT  $500
Through automatic investment plans $100
MINIMUM BALANCE $1,000
   These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the product materials for details.

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
                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.

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
Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to "Fidelity
                      check payable to                              Tax-Exempt Money
                      "Fidelity Tax-Exempt                          Market Trust." Indicate
                      Money Market Trust."                          your fund account
                      Mail to the address                           number on your check
                      indicated on the                              and mail to the address
                      application.                                  printed on your account
                                                                    statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.

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
In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.

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
Wire (wire_graphic)             (small solid bullet) Call 1-800-544-7777 to             (small solid bullet) Wire to:
                                set up your account                                     Chemical Bank,
                                and to arrange a wire                                   Bank Routing
                                transaction.                                            #021000128,
                                (small solid bullet) Wire within 24 hours to:          FFC Fidelity/SAS INST
                                Chemical Bank,                                         DEP
                                Bank Routing                                            Account #323039502.
                                #021000128,                                            Specify "Fidelity
                                FFC Fidelity/SAS INST                                   Tax-Exempt Money
                                DEP                                                    Market Trust" and
                                Account #323039502.                                    include your new
                                Specify "Fidelity                                       account number and
                                Tax-Exempt Money                                        your name.
                                Market Trust" and
                                include your new
                                account number and
                                your name.

Automatically
(automatic_graphic)         (small solid bullet) Not available.                     (small solid bullet) Use Fidelity Automatic
                                                                                    Account Builder. Sign
                                                                                   up for this service
                                                                                    when opening your
                                                                                    account, or call
                                                                                  1-800-544-6666 to add
                                                                                     it.

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
(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118

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HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES THROUGH YOUR FIDELITY ULTRA SERVICE OR FIDELITYPLUS ACCOUNT, call 1-800-544-6262 to receive a handbook with instructions.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table
   that follows    .
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX        75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


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
Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) For wire redemptions
                                                                       processed at the 12:00 noon
                                                                       Eastern time NAV, federal
                                                                       funds will be wired to your
                                                                       bank that day.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received by Fidelity
                                                                       before 4 p.m. Eastern time
                                                                       for money to be wired on the
                                                                       next business day.

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
Check (check_graphic)                                     All account types   (small solid bullet) All account owners must sign
                                                                              a signature card to receive a
                                                                              checkbook.

(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118

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INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers services that let you transfer money into your fund account, or between fund accounts, automatically.
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly or quarterly

SETTING UP   Complete the
             appropriate section
             on the fund
             application. For
             existing accounts,
             call 1-800-544-6666
             for an application.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND
MINIMUM      $100

FREQUENCY    Every pay period

SETTING UP   Check the
             appropriate box on
             the fund application,
             or call
             1-800-544-6666 for
             an authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly, bimonthly,
             quarterly, or annually

SETTING UP   To establish, call
             1-800-544-6666 after
             both accounts are
             opened.

   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. The fund offers three options:
4. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
5. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
6. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the fund's tax implications. Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you are
entitled to your share of the
fund's net income and gains
on its investments. The fund
passes its earnings along to its
investors as DISTRIBUTIONS.
The fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain distributions.
(checkmark)
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
   The fund does not currently intend to purchase any municipal obligations whose interest is subject to the federal alternative minimum tax.
A portion of the fund's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of the fund's income from each state to help you calculate your taxes.
   During fiscal 1995, 100% of the fund's income dividends was free from federal income tax.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the fund's NAV as of noon Eastern time, and again as of the close of business of the NYSE, normally 4 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be
liable for        losses resulting from unauthorized transactions if it
does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the fund or its transfer agent has incurred.
(small solid bullet)    You begin to earn dividends as of the first
business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
YOU MAY BUY OR SELL SHARES OF THE FUND THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
       FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, core accounts for a Fidelity Ultra Service Account or a FidelityPlus brokerage account, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.


This prospectus is printed on recycled paper using soy-based inks.
FIDELITY TAX-EXEMPT MONEY MARKET TRUST
A FUND OF FIDELITY BEACON STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
   DECEMBER 20, 1995
This Statement is not a prospectus but should be read in conjunction with
the fund's current Prospectus (December 20, 1995). Pleas   e retain this
document for future reference. The fund's financial statements and
financial highlights, included in the Annual Report for the fiscal ye    ar
ended October 31, 1995,    are incorp    orated herein by reference. To
obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FTX)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB) and Fidelity Service Co. (FSC)
       TEM   -ptb-    1295
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be
invested in any security or other asset, o   r sets forth     a policy
regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell commodities or commodity contracts;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements); or
(11) invest in oil, gas, or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(   iii    ) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(   i    v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(vi) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(vi   i    ) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(   viii    ) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(   i    x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (vi), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
     For purposes of limitations (1) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after
the customary settlement period for that type    of security.
Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
   FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the fund does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should the fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objective and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
FMR may determine some restricted securities and municipal lease obligations to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through
a change in values, net assets, or    other circumstances, the fund were in
a position where more than 10% of its net     assets was invested in
illiquid securities, it would seek to take appropriate steps to protect liquidity.
INTERFUND BORROWING PROGRAM. Pur   suant to an exemptive order issued by
the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but will participate in the interfund borrowing program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. A fund will borrow through the program only when
the costs are equal to or lower than the costs of bank lo    ans. Loans may
be called on one day's notice, and a fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
       MARKET DISRUPTION RISK.    The value of municipal securities may be
affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL LEASES and participation interests there   in may take the form
of a lease, an installment purchase, or a conditional sale contract and are
issued by state and local governme    nts and authorities to acquire land
or a wide variety of equipment and facilities. Generally, the fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
       MUNICIPAL SECTORS:
    ELECTRIC UTILITIES.    The electric utilities industry has been
experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
    PUT FEATURES    entitle the holder to sell a security back to the
issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
   High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to
the coupon rate or maturity of the purchased security.    To protect the
fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the
sale price plus the accrued incremental amount.     While it does not
presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the fund anticipates holding restricted securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
       SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    FMR may rely on its
evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the funds by FMR pursuant to authority contained in the fund's
management contract.    FMR has granted investment man    agement authority
to the sub-adviser (see the section entitled "Management Contract"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of
investing in, purchasing, or selling securities;    and the availability of
securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR
maintains     a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For fiscal 1995, 1994, and 1993, the fund paid no brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
The fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Valuing the fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the Investment Company Act of 1940. The fund must adhere to certain conditions under Rule 2a-7.
The Board of Trustees of the trust oversees FMR's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. During periods of declining interest rates, the fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the fund would be able to obtain a somewhat higher yield than would result if the fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The fund's tax-equivalent yield is the rate an investor would have to
e   arn from a fully taxable investment before taxes to eq    ual the
fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for 199   6    . It shows the
approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 7%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

   EXPECTED 1996 TAX RATES AND TAX-EQUIVALENT YIELDS



   Taxable Income*                Federal
          If individual tax-exempt yield is:
                                  Tax



                       Bracket**          2%          3%          4%          5%          6%          7%



   Single Return          Joint Return                    Then taxable equivalent yield is:





   $ 24,001-$ 58,150   $ 40,101-$  96,900   28%      2.78%   4.17%   5.56%          6.94%          8.33%          9.72%

   $ 58,151-$121,300   $ 96,901-$147,700    31%      2.90%   4.35%   5.80%          7.25%          8.70%          10.14%

   $121,301-$263,750   $147,701-$263,750    36%      3.13%   4.69%   6.25%          7.81%          9.38%          10.94%

$263,751- above           $263,751- above   39.6%    3.31%   4.97%   6.62%          8.28%          9.93%          11.59%


   * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
The fund may invest a portion of its assets in obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free. TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average
annual    total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While
average annual total retur    ns are a convenient means of comparing
investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day yields, tax-equivalent yields, and total returns for the period ended October 31, 1995.
The tax-equivalent yield is based on a 36% federal income tax rate. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

                  Average Annual Total Returns               Cumulative Total Returns





  Seven-Day       Tax-            One             Five            Ten             One             Five             Ten
  Yield           Equivalent      Year            Years           Years           Year            Years            Years
                  Yield



     3.42    %       5.34    %       3.48    %       3.16    %       4.10    %       3.48    %       16.85    %       49.5    0%


The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since the fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the fund. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of paying brokerage commissions or other costs of investing.
During the ten year period ended October 31, 1995, a hypothetical $10,000
inve   stm    ent in Tax-Exempt Money Market would have    gro    wn to
$   14,950    , assuming all distributions were reinvested. This was a
period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
TAX-EXEMPT MONEY MARKET   INDICES


             Value of     Value of        Value of

Period       Initial      Reinvested      Reinvested                                            Cost

Ended        $10,000      Dividend        Capital Gain    Total      S&P                        of

October 31   Investment   Distributions   Distributions   Value      500          DJIA          Living




   1995          $ 10,000          $ 4,950          $ 0          $ 14,950          $ 42,174          $ 47,811          $ 14,140


   1994           10,000            4,447            0            14,447            33,355            38,320            13,753


   1993           10,000            4,119            0            14,119            32,113            35,122            13,404


   1992           10,000            3,811            0            13,811            27,937            29,905            13,045


   1991           10,000            3,390            0            13,390            25.403            27,625            12,640


   1990           10,000            2,794            0            12,794            19,027            21,238            12,282


   1989           10,000            2,112            0            12,112            20,568            22,129            11,555


   1988           10,000            1,431            0            11,431            16,272            17,323            11,058


   1987           10,000            909              0            10,909            14,174            15,506            10,607


   1986           10,000            478              0            10,478            13,320            14,170            10,147



Explanatory Notes: With an initial investment of $10,000 made on October
31, 1986, the ne   t am    ount invested in fund shares was $10,000. The
cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends for the period covered (their cash value at the time they were reinvested), amounted to $14,950. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to $4,029. The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price
volatility. Likewise, money market funds may offer greater    stability of
principal, but generally do not offer the higher potential ret    urns
available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds,
intermediate-term government bonds, long-term    government bonds, Treasury
bills, the U.S. rate of inflation (based on the CPI), and     combinations
of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All
Tax-Free, which is reporte   d in the MONEY FUND REPORT(registered
trademark), covers over 393 tax-free     money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing;
brokerage products and services; model po   rtfolios or allocations; saving
for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business
publications and periodicals     as they relate to current economic and
political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of October 31, 1995, FMR advised over $   26.5     billion in tax-free
fu   nd assets, $80 billion in money market fund assets, $224 billion in equity fund assets, $51 billion in international fund assets, and $23
billion in Spartan     fund assets. The fund may reference the growth and
variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    each     fund may compare its total
expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading.
The NYSE has designated the following holiday closings for    1996: New
Year's Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the fund will not process wire purchases and redemptions on days when the
Federal R    eserve Wire System is closed.
FSC normally calculates the fund's NAV twice each business day, once at 12:00 noon Eastern time and once as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed , the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that the fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   The fund purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structure securities, opinions of counsel may also be based on the effect of the structure on the federal tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the fund's policies of investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of the fund's policy of investing so that at least 80% of its income is free from federal income tax. The fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
   It is the current position of the staff of the Securities and Exchange Commission that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of the fund's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
As of October 31, 1995, the fund had a capital loss carryforward
   aggregati    ng approximately $   117,000    . This loss carryforward,
which will expire on October 31,    1997,     is available to offset future
ca   pital gains.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as
on a fiscal year basis   .
The fund is treated as a separate entity from the other funds of Fidelity Beacon Street Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
   All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all
personal trades    in most securities     require pre-clearance, and
participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
   TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Beacon Street Trust prior to the fund's conversion from a series of a Massachusetts business trust served in an identical capacity. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (65), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (54), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (63), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (66), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (70), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (62), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR. (56), Vice President, is Vice President of Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
DEBORAH WATSON (36) is manager and Vice President of Tax-Exempt Money Market Trust, which she has managed since June 1995. She also manages California Tax-Free Money Market, Spartan California Municipal Money Market, Spartan Pennsylvania Money Market, and Capital Reserves: Municipal Money Market. Ms. Watson joined Fidelity in 1982.
ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
THOMAS D. MAHER (50), Assistant Vice President (1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO (49), Assistant Treasurer, is an employee of FMR.
   LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance of Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).
The following table sets forth information describing the compensation of each current Trustee of the fund for his or her services as trustee for the fiscal year ended October 31, 1995.
             COMPENSATION TABLE



   Trustees                         Aggregate
             Pension or
                 Estimated Annual           Total

                                    Compensation           Retirement                  Benefits Upon              Compensation

                                    from
                  Benefits Accrued            Retirement from            from the Fund

                                    the Fund               as Part of Fund             the Fund                   Complex*

                                                           Expenses from the           Complex*

                                                           Fund Complex*


   J. Gary Burkhead **              $ 0                    $ 0                         $ 0                        $ 0


   Ralph F. Cox                      1,604                  5,200                       52,000                     125,000


   Phyllis Burke Davis               1,545                  5,200                       52,000                     122,000


   Richard J. Flynn                  2,025                  0                           52,000                     154,500


   Edward C. Johnson 3d **           0                      0                           0                          0


   E. Bradley Jones                  1,604                  5,200                       49,400                     123,500


   Donald J. Kirk                    1,625                  5,200                       52,000                     125,000


   Peter S. Lynch **                 0                      0                           0                          0


   Gerald C. McDonough               1,605                  5,200                       52,000                     125,000


   Edward H. Malone                  1,604                  5,200                       44,200                     128,000


   Marvin L. Mann                    1,604                  5,200                       52,000                     125,000


   Thomas R. Williams                1,587                  5,200                       52,000                     126,500



   * Information is as of December 31, 1994 for 206 funds in the complex. ** Interested trustees of the fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities under the plan without shareholder approval.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
   On     October 31   , 1995 the Trustees and officers of the fund owned,
in the aggregate, less than 1% of the fund's total outstanding shares. MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary
office facilities and    personnel for servicing the fund's investments,
compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and
s   tate laws; dev    eloping management and shareholder services for the
fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
   In addition to the management fee payable to FMR and the fees payable to UMB, the fund pays all of its expenses, without limitation, that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of the fund has entered into a revised transfer agent agreement with UMB, pursuant to which UMB bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, and the fund's proportionate share of insurance premiums and Investment Company Institute dues. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the fund's manager pursuant to a management contract dated December 1, 1993, which was approved by shareholders on November 17, 1993.
For the services of FMR under the contract, the fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $354 billion of group net assets
- the approximate level for October 1995 - was .1492%, which is the weighted average of the respective fee rates for each level of group net assets up to $354 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1695

24         -     30          .1800     200             .1658

30         -     36          .1750     225             .1629

36         -     42          .1700     250             .1604

42         -     48          .1650     275             .1583

48         -     66          .1600     300             .1565

66         -     84          .1550     325             .1548

84         -     120         .1500     350             .1533

120        -     174         .1450     400             .1507

174        -     228         .1400

228        -     282         .1375

282        -     336         .1350

Over 336                     .1325

Under the fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .1400% for average group assets in excess of $174 billion. Prior to December 1, 1993, the group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR, and went into effect on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 372 - 408            .1200          325            .1514

 408 - 444            .1175          350            .1494

 444 - 480            .1150          375            .1476

 480 - 516            .1125          400            .1459

 Over 516             .1100          425            .1443

                                     450            .1427

                                     475            .1413

                                     500            .1399

                                     525            .1385

                                     550            .1372

   The individual fund fee rate is .15%. Based on the average group net
assets of the funds advised by FMR for October 1995, the     annual
management fee rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Management Fee Rate

 .   1492    %    +     .15%                       =     .2992%

   Prior to December 1, 1993, the individual fund fee was .10%.
One-twelfth of this annual management fee rate is applied to the fund's net
assets averaged for the most recent month, giving a     dollar amount,
which is the fee for that month.
   During the fiscal years ended October 31, 1995, 1994, and 1993, FMR received $10,988,209, $10,362,738 and $7,442,046, respectively, for its services as investment adviser to the fund. These fees were equivalent to
 .30%, .31%, and .27%, respectively, of the average net assets of the fund for each of those years.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and yield and repayment of the reimbursement by the fund will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse the fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating the fund's expenses for purposes of this regulation, the fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities. SUB-ADVISER. FMR has entered into a sub-advisory agreement with FTX pursuant to which FTX has primary responsibility for providing portfolio investment management services to the fund.
   Under the sub-advisory agreement, dated 12/30/91, which was approved by
shareholders on 10/23/91,     FMR pays FTX fees equal to 50% of the
management fee payable to FMR under its management contract with the fund. The fees paid to FTX are not reduced by any voluntary or mandatory expense
reimbursements that may be in effect from time to time.    On behalf of
Fidelity Tax-Exempt Money Market Trust for fiscal 1995, 1994, and 1993 FMR paid FTX fees of $5,494,105, $5,181,369, and $3,721,023, respectively.
DISTRIBUTION AND SERVICE PLAN
   The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan also specifically
recognize    s that FMR, either directly or through FDC, may use its
management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection
with the offer and sale of shares of the fund. In addition, the    Plan
provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of the fund, or to third parties, including banks, that render shareholder support services.
No payments were made by FMR to third parties during the fiscal year ended October 31, 1995.
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Plan was approved by FMR as the then sole shareholder on December 30, 1991. The fund's Plan was approved by shareholders, in connection with a reorganization transaction on October 23, 1991, pursuant to an Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a
result of any of these occurrences.    In addition, state securities laws
on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
   UMB Bank, n.a. (UMB) is the fund's custodian and transfer agent. UMB has
entered into a sub-contract with FSC, an affi    liate of FMR, under the
terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for the fund. Under the sub-contract, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. FSC also pays all out-of-pocket expenses associated with transfer agent services.
   Under this arrangement, FSC receives annual account fees and asset-based fees for each retail account and certain institutional accounts based on account size. In addition, the fees for retail accounts are subject to increase based on postal rate changes. With respect to certain institutional retirement accounts, FSC receives asset-based fees only. With respect to certain other institutional retirement accounts, FSC receives annual account fees and asset based fees based on fund type. FSC also collects small account fees from certain accounts with balances of less than $2,500.
UMB has an additional sub-contract with FSC, pursuant to which FSC
perf    orms the calculations necessary to determine the fund's net asset value per share and dividends and maintains the fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on the fund's average net assets, specifically, .0175% for the first $500
million of average net assets and    .0075 for averag    e net assets in
excess of $500 million. The fee is limited to a minimum of $20,000 and a maximum of $750,000 per year.
   Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC for fiscal 1995, 1994, and 1993 were $410,390, $378,127, and $340,746, respectively. The transfer agent fee and charges and pricing and bookkeeping fees described above are paid to FSC by UMB Bank, n.a., which is entitled to reimbursement from the fund for these expenses.
FSC has entered into an agreement with Fidelity Brokerage Services, Inc.
(FBSI), a subsidiary of FMR Corp., pursuant to which FBSI performs certain recordkeeping, communication, and other services for fund shareholders
participating in the Fidelity Ultra Service Account program.    FBSI
directly charges a monthly administrative fee to each Ultra Service Account client that chooses certain additional features which is in addition to the transfer agency fee received by FSC.
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Tax-Exempt Money Market Trust is a fund of Fidelity Beacon Street Trust, an open-end management investment company originally organized as a Massachusetts business trust on June 19, 1979. On April 19, 1990, the trust's name was changed from Fidelity Tax-Exempt Money Market Trust to Fidelity Beacon Street Trust. On December 30, 1991, the trust was converted to a Delaware business trust pursuant to an agreement and plan approved by shareholders on October 23, 1991. The Delaware Trust, which was organized on June 20, 1991 under the name Fidelity Beacon Street Trust II, succeeded to the name Fidelity Beacon Street Trust on December 30, 1991. Currently, there are three funds of the trust: Fidelity Tax-Exempt Money Market Trust, Spartan New Jersey Municipal Money Market Portfolio, and Fidelity Managed Currency Fund. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying names "Fidelity" or "Spartan" may be withdrawn.
   The assets of the trust received for the issue or sale of shares of each
fund and all inc    ome, earnings, profits, and proceeds thereof, subject
only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not
be liable for any conduct whatsoever, provided    that Trustees are     not
protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund, however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
   CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
    AUDITOR.    Price Waterhouse LLP, 2001 Ross Avenue, Suite 1800 Dallas,
Texas 75201-2997 serves as the trust's independ    ent accountant. The
auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlig   hts for th    e
fiscal year ended October 31, 1995 are included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. The fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible rati   ngs for the
funds. A fund may, however, consi    der the ratings for other types of
investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF STATE AND MUNICIPAL NOTES:
   Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade (MIG, or VMIG for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important in the short run. Symbols used will be as follows:
MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or
de   monstrated broad-based access to the market f    or refinancing.
MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS OF STATE AND MUNICIPAL NOTES:
       SP-1    - Strong capacity to pay principal and interest. An issue
determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
    SP-2    - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S MUNICIPAL BOND RATINGS:
AAA - Bonds whi   ch are rat    ed Aaa are judged to be of the best
quality. They carry the smallest degree of investment risk and are
generally referred to as    "gilt edged."     Interest payments are
protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat
larger than the Aa   a secu    rities.
   Those bonds within the AA category that Moody's believes possess the strongest credit attributes within that category are designated by the symbol AA1.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S MUNICIPAL BOND RATINGS:
       AAA    - Debt rated AAA has the highest rating assigned by Standard
& Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
    AA    - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
The rating AA may be modified by the addition of a plus or minus to show relative standing within the major rating category.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) (1) Financial Statements and Financial Highlights included in the Annual Report, for Fidelity Tax-Exempt Money Market Trust for the fiscal year end October 31, 1995 are incorporated by reference into the fund's Statement of Additional Information and were filed on December 15, 1995 for Fidelity Beacon Street Trust pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (a) (2) Financial Statements and Financial Highlights included in the Annual Report, for Spartan New Jersey Municipal Money Market Portfolio for the fiscal year end October 31, 1995 are incorporated by reference into the fund's Statement of Additional Information and were filed on December 15, 1995 for Fidelity Beacon Street Trust pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (b) Exhibits
  (1) Trust Instrument dated June 20, 1991 is incorporated by reference to
Exhibit 1 of Post-Effective Amendment No. 36.
  (2) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) to Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.
  (3) Not applicable.
  (4) Not applicable.
  (5) (a) Management Contract, dated November, 1, 1993, between Fidelity Tax-Exempt Money Market Trust and Fidelity Management & Research Co. is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 36.
   (b) Sub-Advisory Agreement, dated December 30, 1991, between Fidelity Management & Research Co. and FMR Texas Inc. (with respect to Fidelity Tax-Exempt Money Market Trust) is incorporated herein by reference to
Exhibit 5(b) of Post-Effective Amendment No. 33.
   (c) Management Contract, dated December 30, 1991, between Spartan New Jersey Municipal Money Market Portfolio and Fidelity Management & Research Co. is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 36.
   (d) Sub-Advisory Agreement, dated December 30, 1991, between Fidelity Management & Research Company and FMR Texas Inc. (with respect to Spartan New Jersey Municipal Money Market Portfolio) is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 33.
  (6) (a) General Distribution Agreement, dated December 30, 1991, between Fidelity Tax-Exempt Money Market Trust and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6 (a) of Post-Effective Amendment No. 33.
   (b) General Distribution Agreement, dated December 30, 1991, between Spartan New Jersey Municipal Money Market Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 33.
  (7) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, is incorporated herein by reference to Exhibit 7 to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (7)(b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1,1995 is incorporated herein by reference to Exhibit 7(b) to Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
  (8) Custodian Agreement, Appendix A, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8 to Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
  (9)  Not applicable.
  (10)  Not applicable.
  (11)  Consent of Price Waterhouse LLP, is filed herein as Exhibit 11.
  (12)  Not applicable.
  (13)  Not applicable.
  (14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) to Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
   (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) to Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
   (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
   (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
   (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
   (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
   (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
   (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) to Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Tax-Exempt Money Market Trust is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 36.
  (15) (b) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan New Jersey Municipal Money Market Portfolio is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 36.
  (16) (a) A schedule for the computation of performance quotations (total return) for Fidelity Tax-Exempt Money Market Trust is filed herein as
Exhibit 16(a).
  (16) (a) A schedule for the computation of performance quotations (7-day yields) for Fidelity Tax-Exempt Money Market Trust is filed herein as
Exhibit 16(b).
  (17)  Financial Data Schedules are filed herein as Exhibit 27.
  (18)  Not applicable.
Item 25. Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the boards of the other Fidelity funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective Boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
October 31, 1995 - Shares of Beneficial Interest:
Title of Class Number of Record Holders
Fidelity Tax-Exempt Money Market Trust     121,659

Spartan New Jersey Municipal Money Market Portfolio     3,835

Item 27. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Declaration of Trust states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Service Company (Service) is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Executive Committee of FMR; President
                       and Chief Executive Officer of FMR Corp.; Chairman of
                       the Board and a Director of FMR, FMR Corp., FMR Texas
                       Inc., Fidelity Management & Research (U.K.) Inc., and
                       Fidelity Management & Research (Far East) Inc.; President
                       and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FMR; Managing Director of FMR Corp.;
                       President and a Director of FMR Texas Inc., Fidelity
                       Management & Research (U.K.) Inc., and Fidelity
                       Management & Research (Far East) Inc.; Senior Vice
                       President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman and Director of FMR.



Robert Beckwitt        Vice President of FMR and of funds advised by FMR.



David Breazzano        Vice President of FMR (1993) and of a fund advised by
                       FMR.



Stephan Campbell       Vice President of FMR (1993).



Dwight Churchill       Vice President of FMR (1993).



William Danoff         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Scott DeSano           Vice President of FMR (1993).



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



Larry Domash           Vice President of FMR (1993).



George Domolky         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Robert K. Duby         Vice President of FMR.



Margaret L. Eagle      Vice President of FMR and of a fund advised by FMR.



Kathryn L. Eklund      Vice President of FMR.



Richard B. Fentin      Senior Vice President of FMR (1993) and of a fund advised
                       by FMR.



Daniel R. Frank        Vice President of FMR and of funds advised by FMR.



Michael S. Gray        Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg     Vice President of FMR (1993).



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



William J. Hayes       Senior Vice President of FMR; Equity Division Leader.



Robert Haber           Vice President of FMR and of funds advised by FMR.



Richard Haberman       Senior Vice President of FMR (1993).



Daniel Harmetz         Vice President of FMR and of a fund advised by FMR.



Ellen S. Heller        Vice President of FMR.




John Hickling   Vice President of FMR (1993) and of funds advised by
                FMR.




Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curtis Hollingsworth        Vice President of FMR (1993).



Stephen P. Jonas            Treasurer and Vice President of FMR (1993)); Treasurer of
                            FMR Texas Inc. (1993), Fidelity Management & Research
                            (U.K.) Inc. (1993), and Fidelity Management & Research
                            (Far East) Inc. (1993).



David B. Jones              Vice President of FMR (1993).



Steven Kaye                 Vice President of FMR (1993) and of a fund advised by
                            FMR.



Frank Knox                  Vice President of FMR (1993).



Robert A. Lawrence          Senior Vice President of FMR (1993); High Income
                            Division Leader.



Alan Leifer                 Vice President of FMR and of a fund advised by FMR.



Harris Leviton              Vice President of FMR (1993) and of a fund advised by
                            FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught III    Vice President of FMR (1993).



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David Murphy                Vice President of FMR and of funds advised by FMR.



Andrew Offit                Vice President of FMR (1993).



Judy Pagliuca               Vice President of FMR (1993).



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR and of funds advised by FMR.



Lee Sandwen                 Vice President of FMR (1993).



Patricia A. Satterthwaite   Vice President of FMR (1993) and of a fund advised by
                            FMR.



Thomas T. Soviero           Vice President of FMR (1993).



Richard Spillane            Vice President of FMR; Senior Vice President and Director
                            of Operations and Compliance of FMR U.K. (1993).



Robert E. Stansky           Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Gary L. Swayze              Vice President of FMR and of funds advised by FMR;
                            Tax-Free Fixed-Income Group Leader.



Thomas Sweeney              Vice President of FMR (1993).



Beth F. Terrana             Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Joel Tillinghast            Vice President of FMR (1993) and of a fund advised by
                            FMR.



Robert Tucket               Vice President of FMR (1993).



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR; Growth Group Leader.



Jeffrey Vinik               Senior Vice President of FMR (1993) and of a fund advised
                            by FMR.



Arthur S. Loring            Senior Vice President (1993), Clerk, and General Counsel
                            of FMR; Vice President, Legal of FMR Corp.; Secretary of
                            funds advised by FMR.



(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Texas; Chairman of the
                       Executive Committee of FMR; President and Chief
                       Exective Officer of FMR Corp.; Chairman of the Board
                       and a Director of FMR, FMR Corp., Fidelity
                       Management & Research (Far East) Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas; President of FMR;
                       Managing Director of FMR Corp.; President and a
                       Director of Fidelity Management & Research (Far East)
                       Inc. and Fidelity Management & Research (U.K.) Inc.;
                       Senior Vice President and Trustee of funds advised by
                       FMR.



Fred L. Henning, Jr.   Senior Vice President of FMR Texas; Fixed-Income
                       Division Leader (1995).



Robert Auld            Vice President of FMR Texas (1993).



Leland Barron          Vice President of FMR Texas and of funds advised by
                       FMR.



Robert Litterst        Vice President of FMR Texas and of funds advised by
                       FMR (1993).



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of funds advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds advised by
                       FMR.



John J. Todd           Vice President of FMR Texas and of funds advised by
                       FMR.



Sarah H. Zenoble       Vice President of FMR Texas; Money Market Division
                       Leader (1995).



Stephen P. Jonas       Treasurer of FMR Texas Inc. (1993), Fidelity
                       Management & Research (U.K.) Inc. (1993), and Fidelity
                       Mangement & Research (Far East) Inc. (1993); Treasurer
                       and Vice President of FMR (1993).



David C. Weinstein     Secretary of FMR Texas; Clerk of Fidelity Management
                       & Research (U.K.) Inc.; Clerk of Fidelity Management &
                       Research (Far East) Inc.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

W. Humphrey Bogart     Director                   None

Kurt A. Lange          President and Treasurer    None

Thomas W. Littauer     Senior Vice President      None

Arthur S. Loring       Vice President and Clerk   Secretary

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
Item 31. Management Services
  Not applicable.
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
 The Registrant undertakes to file a Post-Effective Amendment, using financial statements for Fidelity Managed Currency Fund, which need not be certified, within six months of the Fund's effectiveness. The Registrant undertakes on behalf of Fidelity Managed Currency Fund: 1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and
(2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Massachusetts, on the 18th day of December 1995.
      Fidelity Beacon Street Trust
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           December 18, 1995

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber     Treasurer   December 18, 1995

    Kenneth A. Rathgeber

/s/J. Gary Burkhead    Trustee   December 18, 1995

    J. Gary Burkhead


/s/Ralph F. Cox              *   Trustee   December 18, 1995

   Ralph F. Cox


/s/Phyllis Burke Davis   *   Trustee   December 18, 1995

    Phyllis Burke Davis


/s/Richard J. Flynn         *   Trustee   December 18, 1995

    Richard J. Flynn


/s/E. Bradley Jones         *   Trustee   December 18, 1995

    E. Bradley Jones


/s/Donald J. Kirk             *   Trustee   December 18, 1995

    Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   December 18, 1995

    Peter S. Lynch


/s/Edward H. Malone      *   Trustee   December 18, 1995

   Edward H. Malone


/s/Marvin L. Mann_____*    Trustee   December 18, 1995

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   December 18, 1995

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   December 18, 1995

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d         December 15, 1994

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams